Net finance expense (income) (Details)	3 Months Ended		9 Months Ended			12 Months Ended
	May 31, 2023 CAD ($)	May 31, 2022 CAD ($)	May 31, 2023 CAD ($)	May 31, 2023 USD ($)	May 31, 2022 CAD ($)	Aug. 31, 2022 CAD ($)	Aug. 31, 2021 CAD ($)	Aug. 31, 2020 CAD ($)
Net finance expense
Interest and bank charges	$ 73,789	$ 42,274	$ 200,924		$ 123,972	$ 184,895	$ 123,100	$ 107,105
Interest income		(85,000)	(311,667)		(257,891)	(379,288)
Foreign currency exchange (gain) loss	13,544	27,334	(105,179)		(89,162)	(251,947)	1,583,292	1,295
Transaction costs [note 15]	51,199		489,096	$ 489,096
Gain on derivative liabilities	(1,551,616)		(1,613,058)
Loss on Debentures [note 5]		115,000	109,667		436,500	670,000	550,000
Net finance expense	$ (1,413,084)	$ 99,608	$ (1,230,217)		$ 213,419	$ 223,660	$ 2,256,392	$ 108,400